Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.4%
35,244	Vanguard Global ex-U.S. Real Estate ETF	$2,064,946	1.0
27,657	Vanguard Real Estate ETF	2,579,015	1.2
43,325	Vanguard Russell 1000 Growth ETF	7,112,232	3.4
70,420	Vanguard Value ETF	7,860,281	3.8

	Total Exchange-Traded Funds (Cost $19,105,316)	19,616,474	9.4

MUTUAL FUNDS: 90.2%
	Affiliated Investment Companies: 90.2%
314,600	Voya Index Plus LargeCap Portfolio - Class I	8,327,462	4.0
534,853	Voya Intermediate Bond Fund - Class R6	5,583,862	2.7
131,081	Voya Large-Cap Growth Fund - Class R6	6,034,970	2.9
1,305,965	Voya Multi-Manager Emerging Markets Equity Fund - Class I	15,580,166	7.5
2,812,153	Voya Multi-Manager International Equity Fund - Class I	31,186,782	15.0
2,015,346	Voya Multi-Manager International Factors Fund - Class I	18,843,489	9.1
528,968	Voya Multi-Manager Mid Cap Value Fund - Class I	5,321,423	2.6
339,820	Voya U.S. High Dividend Low Volatility Fund - Class R6	4,176,382	2.0
2,130,464	Voya U.S. Stock Index Portfolio - Class I	33,618,714	16.2
873,899	VY® Invesco Comstock Portfolio - Class I	15,852,531	7.6
353,143	VY® JPMorgan Small Cap Core Equity Portfolio Class I	6,208,245	3.0
577,807	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	16,317,264	7.9
435,958	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	5,030,952	2.4
182,686	VY® T. Rowe Price Growth Equity Portfolio - Class I	15,089,840	7.3

	Total Mutual Funds (Cost $192,120,749)	187,172,082	90.2

	Total Investments in Securities (Cost $211,226,065)	$206,788,556	99.6
	Assets in Excess of Other Liabilities	749,415	0.4
	Net Assets	$207,537,971	100.0

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$19,616,474	$–	$–	$19,616,474
Mutual Funds	187,172,082	–	–	187,172,082
Total Investments, at fair value	$206,788,556	$–	$–	$206,788,556
Other Financial Instruments+
Futures	132,940	–	–	132,940
Total Assets	$206,921,496	$–	$–	$206,921,496
Liabilities Table
Other Financial Instruments+
Futures	$(135,995)	$–	$–	$(135,995)
Total Liabilities	$(135,995)	$–	$–	$(135,995)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2019, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	40	12/20/19	$3,050,000	$(89,884)
S&P 500® E-Mini	21	12/20/19	3,127,425	(30,805)
U.S. Treasury Ultra Long Bond	11	12/19/19	2,110,969	52,909
			$8,288,394	$(67,780)
Short Contracts:
Mini MSCI EAFE Index	(22)	12/20/19	(2,088,240)	2,211
Mini MSCI Emerging Markets Index	(84)	12/20/19	(4,207,980)	77,820
U.S. Treasury 10-Year Note	(16)	12/19/19	(2,085,000)	(15,306)
			$(8,381,220)	$64,725

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$5,024,582	$356,505	$(5,665,057)	$283,970	$-	$-	$335,810	$-
Voya Index Plus LargeCap Portfolio - Class I	12,639,490	2,403,487	(8,017,437)	1,301,922	8,327,462	122,515	290,369	674,492
Voya Intermediate Bond Fund - Class R6	6,706,562	3,749,472	(5,323,410)	451,238	5,583,862	181,697	(12,295)	-
Voya International Index Portfolio - Class I	13,400,794	1,190,413	(15,711,901)	1,120,694	-	-	555,848	-
Voya Large Cap Value Fund - Class R6	6,728,894	988,841	(8,923,485)	1,205,750	-	40,071	(295,507)	-
Voya Large-Cap Growth Fund - Class R6	12,646,171	2,044,172	(11,811,750)	3,156,377	6,034,970	-	(604,087)	-
Voya MidCap Opportunities Portfolio - Class I	5,911,749	385,991	(6,836,288)	538,548	-	5,371	550,613	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	12,586,417	3,151,604	(1,409,597)	1,251,742	15,580,166	-	344,037	-
Voya Multi-Manager International Equity Fund - Class I	16,784,520	14,897,287	(2,376,295)	1,881,270	31,186,782	-	121,956	-
Voya Multi-Manager International Factors Fund - Class I	11,730,913	7,615,194	(1,584,900)	1,082,282	18,843,489	-	44,589	-
Voya Multi-Manager Mid Cap Value Fund - Class I	5,891,291	994,747	(2,980,086)	1,415,471	5,321,423	-	(350,073)	-
Voya Small Company Portfolio - Class I	5,054,979	356,505	(6,895,199)	1,483,715	-	-	(538,203)	-
Voya U.S. Bond Index Portfolio - Class I	3,353,811	483,305	(3,779,199)	(57,917)	-	23,566	127,585	-
Voya U.S. High Dividend Low Volatility Fund - Class I	3,368,256	823,783	(4,501,998)	309,959	-	41,869	25,079	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	-	3,884,192	-	292,190	4,176,382	-	-	-
Voya U.S. Stock Index Portfolio - Class I	10,256,862	27,532,618	(5,037,466)	866,700	33,618,714	90,874	(160,348)	1,830,581
VY® Invesco Comstock Portfolio - Class I	12,828,423	4,797,307	(1,723,745)	(49,454)	15,852,531	74,991	417,316	1,445,556
VY® JPMorgan Small Cap Core Equity Portfolio Class I	-	7,368,905	(420,831)	(739,829)	6,208,245	31,050	(35,800)	610,259
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	-	18,458,234	(1,918,432)	(222,538)	16,317,264	57,606	(18,015)	823,197
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	-	5,969,735	(540,957)	(397,826)	5,030,952	10,663	(16,791)	511,069
VY® T. Rowe Price Growth Equity Portfolio - Class I	12,643,172	3,907,830	(2,167,973)	706,811	15,089,840	28,855	(9,080)	1,668,868
	$157,556,886	$111,360,127	$(97,626,006)	$15,881,075	$187,172,082	$709,128	$773,003	$7,564,022

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $213,409,576.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,523,082
Gross Unrealized Depreciation	(8,147,157)
Net Unrealized Depreciation	$(6,624,075)